Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 20,181	$ 20,844	$ 17,043
Non-Current Assets	32,429	31,819
Canada [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	11,799	11,695	9,723
Non-Current Assets	28,336	27,644
United States [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	8,382	9,149	$ 7,320
Non-Current Assets	$ 4,093	$ 4,175